Financial expense, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial income [Abstract]
Interest income from loans and credits	$ 383	$ 511
Interest rate gains on derivatives: cash flow hedges	609	601
Total	992	1,112
Financial expense [Abstract]
Interest on loans and notes	(71,126)	(71,024)
Interest rates losses derivatives: cash flow hedges	(12,276)	(14,143)
Total	(83,402)	(85,166)
Other financial income / (expenses) [Abstract]
Other financial income	4,124	6,662
Other financial losses	(5,254)	(3,687)
Total	(1,130)	$ 2,975
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	1,100
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives	$ 1,900